SCHEDULE OF INVESTMENT FAIR VALUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Investment [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost	¥ 207,078	¥ 153,768
Unrealized gain loss		142
Aggregate fair value	208,789	153,910
Unrealized gain loss	2,644	142
Foreign currency translation adjustment	(933)
Short-Term Investments [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost	335,540	153,768
Unrealized gain loss		142
Aggregate fair value	390,353	153,910
Unrealized gain loss	58,693
Foreign currency translation adjustment	(3,880)
Equity Securities [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost	128,462
Aggregate fair value	181,564
Unrealized gain loss	56,049
Foreign currency translation adjustment	¥ (2,947)